USAA Government Securities Fund

Class A (UAGNX)

Supplement dated December 12, 2022

to the Prospectus, Summary Prospectus, and

Statement of Additional Information each dated October 1, 2022

On December 9, 2022, the Board of Trustees of USAA Mutual Funds Trust ("Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a Plan of Liquidation ("Plan") for the USAA Government Securities Fund Class A shares (the "Share Class"). It is anticipated that the Share Class will liquidate on or about February 22, 2023. On the liquidation date, the Share Class will redeem all its outstanding shares at the net asset value of such shares.

Effective December 19, 2022, the Share Class will be closed to new investors and shareholder accounts. Through the NAV on February 15, 2023, the Share Class will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. Please note that no other classes of the Fund are affected.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Emerging Markets Fund

Class A (UAEMX)

Supplement dated December 12, 2022

to the Prospectus, Summary Prospectus, and

Statement of Additional Information each dated October 1, 2022

On December 9, 2022, the Board of Trustees of USAA Mutual Funds Trust ("Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a Plan of Liquidation ("Plan") for the USAA Emerging Markets Fund Class A shares (the "Share Class"). It is anticipated that the Share Class will liquidate on or about February 22, 2023. On the liquidation date, the Share Class will redeem all its outstanding shares at the net asset value of such shares.

Effective December 19, 2022, the Share Class will be closed to new investors and shareholder accounts. Through the NAV on February 15, 2023, the Share Class will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. Please note that no other classes of the Fund are affected.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.